Stock Option Plans and Warrants to Purchase Common Stock (Details Textual) (USD $)	3 Months Ended		12 Months Ended								12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Warrant [Member] $0.53 to $0.58 [Member]	Dec. 31, 2012 Warrant [Member] $2.20 to $5.60 [Member]	Dec. 31, 2010 Equity incentive plan [Member]	Sep. 30, 2007 Equity incentive plan [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Exercise price range, lower range limit					$ 0.68		$ 0.53	$ 2.20
Exercise price range, upper range limit					$ 0.68		$ 0.58	$ 5.60
Warrant expired or cancelled					(633,104)	(7,000)		633,104
Common Stock issuable upon exercise of warrants					50,000		724,873
Number of options available under 2005 Equity Incentive Plan									1,750,000	1,000,000
Options granted					774,873	4,750					100,000	523,344
Stock-based compensation	$ 79,492	$ 117,614	$ 462,170	$ 715,805
Compensation cost for stock options not yet recognized			245,000
Warrants expected to expire, common stock issuable			1,250
Expense related to issuance of warrants			$ 429,902
Recognition period of share based compensation expense			3 years